THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON DECEMBER 31, 2001.

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended: December 31, 2000


Check here if Amendment                [X]  Amendment Number :           1
This Amendment (Check only one.):      [ ]  is a restatement            ---
                                       [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Advisors, LLC
           -----------------------------------
Address:   712 Fifth Avenue, 42nd Floor
           -----------------------------------
           New York, NY 10019
           -----------------------------------

Form 13F File Number:           28-06341
                                --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Bommer
           -----------------------------------------
Title:     Managing Member of the General Partner
           -----------------------------------------
Phone:     212-457-8010
           -----------------------------------------

Signature, Place, and Date of Signing:

 /s/ SCOTT A. BOMMER                  New York, NY           August 30, 2002
-------------------------           ----------------    ------------------------
       (Signature)                   (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                   1
                                               -------------
Form 13F Information Table Entry Total:              10
                                               -------------
Form 13F Information Table Value Total:            50,149     (Thousands)
                                               -------------

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.              Form 13F File Number                           Name
     ---              --------------------              ---------------------------------
      1                     28-06339                    SAB Capital Management, LLC


Note that due to an error in the EDGAR filing headers, this Amendment erroneously appears as Amendment No. 1 to the Form 13F for the Quarter ended December 31, 2001, which amendment was filed on February 14, 2002. This Amendment No. 1 to the Form 13F for the Quarter ended December 31, 2000 corrects that error and adds the specified holdings, for which confidential treatment has expired.

                                                     FORM 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     COLUMN 8
COLUMN 1               COLUMN 2    COLUMN 3      COLUMN 4          COLUMN 5         COLUMN 6      COLUMN 7      VOTING AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
NAME  OF               TITLE OF                  VALUE     SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER                 CLASS       CUSIP       [x$1000]   PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
AT&T CANADA          ADR            00207Q202      2,919   100,000    SH              DEFINED        1        100,000    0      0

DELUXE CORP          COMMON STOCK   248019901     16,698   660,800    SH              DEFINED        1        660,800    0      0

METHODE
 ELECTRONICS         COMMON STOCK   591520200      1,674    73,000    SH              DEFINED        1         73,000    0      0

OFFICE DEPOT INC.
 JAN 5 PUTS          COMMON STOCK   676220956         22     1,180    SH     PUT      DEFINED        1          1,180    0      0

OFFICE DEPOT, INC.   COMMON STOCK   676220106      8,550 1,200,000    SH              DEFINED        1      1,200,000    0      0

STRATOS MAR
 65- PUTS            COMMON STOCK   863100953      5,447     1,106    SH     PUT      DEFINED        1          1,106    0      0

VIANT CORPORATION    COMMON STOCK   92553N107      8,125 2,047,200    SH              DEFINED        1      2,047,200    0      0

VIANT MAY 10 CALLS   COMMON STOCK   92553N907          9     2,900    SH    CALL      DEFINED        1          2,900    0      0

VIANT MAY 7.5 CALLS  COMMON STOCK   92553N907         58     3,100    SH    CALL      DEFINED        1          3,100    0      0

ZALE CORPORATION     COMMON STOCK   988858106      6,647   228,700    SH              DEFINED        1        228,700    0      0

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.